Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of maturities for long-term debt and finance lease obligations
Maturities for long-term debt and finance lease obligations through 2025 are as follows:

	(dollars in thousands)
	2021	2022	2023	2024	2025
FFB	$200,867	$275,553	$247,601	$222,273	$229,168
FMBs	1,010	1,010	1,010	63,510	62,500
PCBs(1)	—	—	122,620	245,605	—
	$201,877	$276,563	$371,231	$531,388	$291,668
Finance Leases	6,772	7,541	8,398	9,351	10,413
Total	$208,649	$284,104	$379,629	$540,739	$302,081
(1)In addition to regularly scheduled principal payments included are amounts that would be due at the later of (i) maturity date of the credit support facilities backing the Series 2009 and Series 2010 pollution control bonds, or at the mandatory redemption date of the Series 2017A and Series 2017B pollution control bonds or (ii) at the maturity of an alternative back-up credit facility we currently have available to refinance draws on the credit facilities or provide alternative credit support for these bonds. We currently maintain a $1.21 billion syndicated bank credit facility with a maturity date of December 2024 which backs the Series 2010 pollution control bonds and would be available as an alternative back-up credit facility for the Series 2009 pollution control bonds noted above. As such, December 2024 is the designated maturity date for the Series 2019 and Series 2020 pollution control bonds totaling $245.6 million. The Series 2017 bonds totaling $122.6 million have a mandatory redemption in 2023 if the bonds are not remarketed before then, and as such, October 2023 is the designated maturity date for the Series 2017 bonds. The nominal maturities of the Series 2017 pollution control bonds range from 2040 to 2045.
Schedule of long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts at December 31, 2020 and December 31, 2019 are as follows:

	2020		2019
	Principal	Unamortized Debt Issuance Costs and Debt Discounts	Principal	Unamortized Debt Issuance Costs and Debt Discounts
	(dollars in thousands)
FFB	$5,985,015	$57,971	$5,540,215	$60,356
FMBs	3,654,041	49,134	3,205,052	39,793
PCRBs	980,770	12,460	980,770	11,073
CFC	—	—	391	—
	$10,619,826	$119,565	$9,726,428	$111,222